Financial Instruments carried at Fair Value - Financial instruments classified in Level 3 and quantitative information about unobservable inputs (Detail) - Valuation technique unobservable parameters (Level 3)
€ in Millions
		6 Months Ended		12 Months Ended
		Jun. 30, 2023 EUR (€)		Dec. 31, 2022 EUR (€)
Assets [Member] | Fair Value Level 3 | Fair Value Level 3
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities		€ 79		€ 22
Mortgage and other asset-backed securities		130		128
Total mortgage- and other asset-backed securities		209		151
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		4,171		4,720
Equity securities [Abstract]
Equity securities		763		787
Loans, at fair value [Abstract]
Loans, at Fair Value		9,912		8,819
Loan commitments [Abstract]
Loan commitments (financial instruments)		0		0
Other financial instruments [Abstract]
Other financial instruments		2,449	[1]	2,629	[2],[3]
Total non-derivative financial instruments held at fair value		17,504		17,106
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives		5,493		6,360
Credit derivatives		604		577
Equity derivatives		416		452
FX derivatives		1,628		1,646
Other derivatives		731		534
Total market values from derivative financial instruments		8,872		9,569
Liabilities [Member] | Fair Value Level 3 | Fair Value Level 3
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities		0		0
Mortgage and other asset-backed securities		0		0
Total mortgage- and other asset-backed securities		0		0
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		3,031		2,625
Equity securities [Abstract]
Equity securities		0		0
Loans, at fair value [Abstract]
Loans, at Fair Value		17		3
Loan commitments [Abstract]
Loan commitments (financial instruments)		8		12
Other financial instruments [Abstract]
Other financial instruments		179	[4]	186	[5]
Total non-derivative financial instruments held at fair value		3,235		2,825
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives		3,522		4,546
Credit derivatives		501		517
Equity derivatives		921		1,155
FX derivatives		1,642		1,976
Other derivatives		185	[6]	(205)	[7]
Total market values from derivative financial instruments		€ 6,770		€ 7,989
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Price based | Price, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent	[8]	0.00%		0.00%	[9]
Mortgage and other asset-backed securities, significant unobsevable input, percent	[8]	0.00%		0.00%	[9]
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, percent	[8]	0.00%		0.00%	[9]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	[8]	0.00%		0.00%	[9]
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	[8]	0.00%		0.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Credit Spread, in bps [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute	[8]	216		182	[9]
Mortgage and other asset-backed securities, significant unobservable input, absolute	[8]	120		169	[9]
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, absolute	[8]	63		62	[9]
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute	[8]	118		133	[9]
Loan commitments [Abstract]
Loan commitments, significant unobservable input, absolute	[8]	180		94	[9]
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, absolute	[8]	1		1	[9]
Other derivatives, significant unobservable input, absolute		519
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Recovery Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	[8]	13.00%		16.00%	[9]
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute		40		40
Loan commitments [Abstract]
Loan commitments, significant unobservable input, percent	[8]	40.00%		35.00%	[9]
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	[8]	0.00%		0.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Constant Default Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	[8]	0.00%		0.00%	[9]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[8]	0.00%		0.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Constant Prepayment Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	[8]	2.00%		3.00%	[9]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[8]	2.00%		0.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Weighted Average Cost Capital, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	[8]	18.00%		8.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | IRR, in percent [Member]
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, percent	[8]	7.00%		7.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Repo Rate, in bps [Member]
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, absolute	[8]	2		2	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Swap rate, in bps [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute	[8]	(1,795)		(1,748)	[9]
FX derivatives, significant unobservable input, absolute		(16)		(6)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Inflation Swap Rate, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[8]	0.00%		(1.00%)	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Market Approach | Price, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	[8]	0.00%		0.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Market Approach | Enterprise value EBITDA, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, absolute	[8]	5		5	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Loan pricing model | Utilization, in percent [Member]
Loan commitments [Abstract]
Loan commitments, significant unobservable input, percent	[8]	0.00%		0.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Price, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent		72.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Inflation Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[8]	1.00%		1.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Interest Rate Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[8]	0.00%		0.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | IR correlation, in percent [member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[8]	(1.00%)		(1.00%)	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Hybrid correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[8]	(90.00%)		(90.00%)	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Stock Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[8]	0.00%		0.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Index Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[8]	6.00%		13.00%	[9]
Other derivatives, significant unobservable input, percent	[8]	0.00%		0.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Index Correlation [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, absolute	[8]	0		88	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Stock Correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[8],[9]			0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Stock Forwards, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[8]	0.00%		1.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Index Forwards, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[8]	0.00%		0.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent	[8]	(14.00%)		(12.00%)	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Commodity Correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent	[8]	0.00%		0.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Correlation pricing model | Credit correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	[8]	25.00%		25.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Price based | Price, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent	[8]	100.00%		100.00%	[9]
Mortgage and other asset-backed securities, significant unobsevable input, percent	[8]	102.00%		99.00%	[9]
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, percent	[8]	179.00%		181.00%	[9]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	[8]	119.00%		150.00%	[9]
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	[8]	114.00%		122.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Credit Spread, in bps [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute	[8]	1,750		1,720	[9]
Mortgage and other asset-backed securities, significant unobservable input, absolute	[8]	1,473		2,672	[9]
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, absolute	[8]	1,333		1,369	[9]
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute	[8]	1,364		1,520	[9]
Loan commitments [Abstract]
Loan commitments, significant unobservable input, absolute	[8]	833		925	[9]
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, absolute	[8]	5,554		4,885	[9]
Other derivatives, significant unobservable input, absolute		519
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Recovery Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	[8]	85.00%		95.00%	[9]
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute		75		75
Loan commitments [Abstract]
Loan commitments, significant unobservable input, percent	[8]	76.00%		76.00%	[9]
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	[8]	40.00%		40.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Constant Default Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	[8]	22.00%		16.00%	[9]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[8]	14.00%		15.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Constant Prepayment Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	[8]	31.00%		29.00%	[9]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[8]	22.00%		19.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Weighted Average Cost Capital, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	[8]	20.00%		20.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | IRR, in percent [Member]
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, percent	[8]	13.00%		13.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Repo Rate, in bps [Member]
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, absolute	[8]	643		525	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Swap rate, in bps [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute	[8]	3,550		1,301	[9]
FX derivatives, significant unobservable input, absolute		28		46
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Inflation Swap Rate, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[8]	18.00%		14.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Market Approach | Price, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	[8]	100.00%		100.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Market Approach | Enterprise value EBITDA, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, absolute	[8]	13		13	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Loan pricing model | Utilization, in percent [Member]
Loan commitments [Abstract]
Loan commitments, significant unobservable input, percent	[8]	100.00%		100.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Price, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent		83.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Inflation Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[8]	8.00%		6.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Interest Rate Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[8]	43.00%		43.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | IR correlation, in percent [member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[8]	99.00%		99.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Hybrid correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[8]	90.00%		90.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Stock Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[8]	79.00%		75.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Index Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[8]	21.00%		30.00%	[9]
Other derivatives, significant unobservable input, percent	[8]	144.00%		91.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Index Correlation [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, absolute	[8]	0		96	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Stock Correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[8],[9]			0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Stock Forwards, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[8]	3.00%		11.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Index Forwards, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[8]	6.00%		6.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent	[8]	46.00%		48.00%	[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Commodity Correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent		85.00%		85.00%	[8],[9]
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Correlation pricing model | Credit correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	[8]	69.00%		69.00%	[9]
Assets: Held for Trading [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		€ 2,963		€ 2,741
Corporate, sovereign and other debt securities (held for trading)		2,963		2,741
Equity securities [Abstract]
Equity securities		122		161
Loans, at fair value [Abstract]
Loans, at Fair Value		6,120		5,298
Assets: Non-Trading mandatory at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		1,071		1,844
Equity securities [Abstract]
Equity securities		641		626
Loans, at fair value [Abstract]
Loans, at Fair Value		611		925
Assets: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Unobservable Input Paramenters [Member]
Loans, at fair value [Abstract]
Loans, at Fair Value				94
Assets: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		0		0
Loans, at fair value [Abstract]
Loans, at Fair Value		166
Assets: At fair value through other comprehensive income [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		138		135
Loans, at fair value [Abstract]
Loans, at Fair Value		3,015		2,502
Liabilities: Held for Trading [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		77		30
Equity securities [Abstract]
Equity securities		0		0
Loans, at fair value [Abstract]
Loans, at Fair Value		17		3
Liabilities: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Unobservable Input Paramenters [Member]
Loans, at fair value [Abstract]
Loans, at Fair Value				0
Liabilities: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		2,954		€ 2,594
Loans, at fair value [Abstract]
Loans, at Fair Value		€ 0

[1]	Other financial assets include € 98 million of other trading assets, € 2.2 billion of other non-trading financial assets mandatory at fair value and € 123 million of other financial assets at fair value through other comprehensive income
[2]	Other financial assets include € 196 million of other trading assets, € 2.4 billion of other non-trading financial assets mandatory at fair value, and € 38 million other financial assets at fair value through other comprehensive income
[3]	Other financial assets include € 196 million of other trading assets, € 2.4 billion of other non-trading financial assets mandatory at fair value, and € 38 million other financial assets at fair value through other comprehensive income
[4]	Other financial liabilities include € 136 million of securities sold under repurchase agreements designated at fair value and € 43 million other financial liabilities designated at fair value.
[5]	Other financial liabilities include € 141 million of securities sold under repurchase agreements designated at fair value and € 45 million other financial liabilities designated at fair value
[6]	Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated
[7]	Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated
[8]	Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position
[9]	Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position